Retirement benefit plan, Change in Other Comprehensive Loss (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in other comprehensive loss [Abstract]
Weighted average duration period for defined benefit obligation	19 years 3 months 18 days	20 years 6 months
Change in Other Comprehensive Loss [Member]
Change in other comprehensive loss [Abstract]
Other comprehensive loss, beginning of period	SFr (4,283)	SFr (3,981)	SFr (3,201)
Effect of changes in demographic assumptions	1,138	0	0
Effect of changes in financial assumptions	(2,171)	750	0
Effect of changes in experience assumptions	(2,003)	(888)	(735)
Return on plan assets excluding interest income	1,732	(164)	(45)
Other comprehensive loss, end of period	SFr (5,587)	SFr (4,283)	SFr (3,981)